Related parties (Tables)	12 Months Ended
Dec. 31, 2016
Executive Board and Board of Directors loans
in	2016		2015	2014
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	26	[1]	5	10
Additions	6		21	3
Reductions	(7)		0	(8)
Balance at end of period	25	[1]	26	5
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	8	[2]	16	55
Additions	3		1	6
Reductions	(1)		(9)	(45)
Balance at end of period	10	[2]	8	16
1 The number of individuals with outstanding loans at the beginning and the end of the year was seven and eight, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was three and four, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2016	2015	2014
Loans to equity method investees (CHF million)
Balance at beginning of period	135	13	10
Net borrowings/(repayments)	38	122	3
Balance at end of period	173	135	13

Bank
Executive Board and Board of Directors loans
Executive Board and Board of Directors loans
	2016		2015	2014
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	26	[1]	5	10
Additions	6		21	3
Reductions	(7)		0	(8)
Balance at end of period	25	[1]	26	5
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	8	[2]	16	55
Additions	3		1	6
Reductions	(1)		(9)	(45)
Balance at end of period	10	[2]	8	16
1 The number of individuals with outstanding loans at the beginning and the end of the year was six and seven, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was three and four, respectively.

Schedule of Related Party Transactions [Table Text Block]
Related party assets and liabilities
end of	2016	2015
Assets (CHF million)
Cash and due from banks	966	1,345
Interest-bearing deposits with banks	2,350	4,091
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	289	387
Trading assets	147	143
Net loans	6,687	5,154
Other assets	46	89
Total assets	10,485	11,209
Liabilities (CHF million)
Due to banks/customer deposits	1,670	1,838
Trading liabilities	24	87
Long-term debt	4,173	4,092
Other liabilities	246	232
Total liabilities	6,113	6,249
Related party revenues and expenses
in	2016	2015	2014
Revenues (CHF million)
Interest and dividend income	4	5	70
Interest expense	(273)	(269)	(223)
Net interest income	(269)	(264)	(153)
Commissions and fees	29	4	(11)
Other revenues	170	169	178
Net revenues	(70)	(91)	14
Expenses (CHF million)
Total operating expenses	144	193	165
Related party guarantees
end of	2016	2015
Guarantees (CHF million)
Credit guarantees and similar instruments	1	0
Performance guarantees and similar instruments	1	0
Other guarantees	34	65
Total guarantees	36	65